TAXES ON INCOME (Tables)	12 Months Ended
Dec. 31, 2019
Disclosure of taxes on income [Abstract]
Schedule of Weighted Combination of Applicable Rates
Tax Exemption Period	Reduced Tax Period	Rate of Reduced Tax	Percent of Foreign Ownership
2/10 years	5/0 years	25%	0-25%
2/10 years	8/0 years	25%	25-49%
2/10 years	8/0 years	20%	49-74%
2/10 years	8/0 years	15%	74-90%
2/10 years	8/0 years	10%	90-100%

Schedule of Deferred Taxes
Total
U.S Dollars in thousands

Balance at January 1, 2019	$2,048
Amount carried to profit and loss	(726)
Amount carried to other comprehensive income	(11)

Balance as of December 31, 2019	$1,311

Schedule of deferred tax liabilities and assets

	Statements of financial position		Statements of profit or loss
	December 31,		Year ended December 31,
	2019	2018	2019	2018	2017
	U.S Dollars in thousands
Deferred tax liabilities:

Financial assets measured at fair value through other comprehensive income	(32)	(12)
Revaluation of derivatives	(4)

Deferred tax assets:

Carryforward tax losses	1,330	2,056	(726)	(1,944)	-
Employee benefits	25	1
Issuance of sheers
Revaluation of derivatives		3

Deferred tax income (expenses)			(726)	(1,944)

Deferred tax assets, net	$1,311	$2,048

Shedule of deferred taxes are reflected in the statement of financial position
	December 31,
	2019	2018
	NIS in thousands

Non-current assets	$1,311	$2,048

Schedule of Current Taxes on Income

	Year ended December 31,
	2019	2018	2017
	U.S. Dollars in thousands
Current taxes	$-	$-	$129
Deferred tax expenses (income)	726	(1,944)	-
Taxes in respect of prior years	4	(11)	140

Taxes on income	$730	$(1,955)	$269

Schedule of Reconciliation of Taxes on Profit Loss

Year ended December 31,
2019
U.S. Dollars in thousands
Gain before taxes on income	$22,981
Statutory tax rate	23%
Tax calculated using the statutory tax rate	5,285

Tax benefit arising from preferred income tax rates by virtue of the Encouragement Law	[ ]
Temporary differences for which deferred taxes are initially recognized
Prior year taxes	4

Tax on income	$730
Effective tax rate	3.2%

Year ended December 31,
2018
U.S. Dollars in thousands
Gain before taxes on income	$20,341
Statutory tax rate	23%
Tax calculated using the statutory tax rate	4,678

Carry-forward tax losses utilization for which no deferred taxes were provided, net	(4,678)
Temporary differences for which deferred taxes are initially recognized	(1,944)
Prior year taxes	(11)

Tax on income	$(1,955)
Effective tax rate	9.6%